Boston Partners All-Cap Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 6.9%
Alphabet, Inc. - Class A	105,781	$ 40,232,746
Match Group, Inc.	130,972	4,732,018
Meta Platforms, Inc. - Class A	38,593	24,410,458
Omnicom Group, Inc.	92,013	6,690,265
Walt Disney Co.	143,836	14,646,820
		90,712,307

Consumer Discretionary - 3.2%
Booking Holdings, Inc.	95,290	15,954,405
Domino's Pizza, Inc.	29,197	9,068,004
NVR, Inc. (a)	1,604	9,792,099
Wyndham Hotels & Resorts, Inc.	94,941	7,619,965
		42,434,473

Consumer Staples - 3.9%
Coca-Cola Europacific Partners PLC	41,524	3,765,812
Keurig Dr Pepper, Inc.	326,716	9,811,281
Philip Morris International, Inc.	148,358	26,315,742
Sysco Corp.	149,170	11,308,578
		51,201,413

Energy - 3.9%
Canadian Natural Resources Ltd.	156,229	7,088,110
ConocoPhillips	61,087	6,962,696
Halliburton Co.	166,968	6,486,707
Phillips 66	29,375	5,166,475
Range Resources Corp.	230,003	8,958,617
Shell PLC - ADR (b)	58,086	4,886,194
SLB Ltd.	225,716	12,312,808
		51,861,607

Financials - 26.2% (c)
Allstate Corp.	34,906	7,193,777
American International Group, Inc.	220,787	16,389,019
Aon PLC - Class A	25,258	7,983,043
Bank of America Corp.	671,625	34,655,850
Capital One Financial Corp.	49,677	9,335,799
Chubb Ltd.	60,139	18,747,130
Citigroup, Inc.	110,768	13,945,691
Corpay, Inc. (a)	86,159	31,172,326
Credit Acceptance Corp. (a)(b)	11,885	6,817,711
Fidelity National Information Services, Inc.	84,227	3,620,919
First American Financial Corp.	208,643	13,818,426
Global Payments, Inc.	75,801	5,723,733
Goldman Sachs Group, Inc.	19,700	20,203,532
JPMorgan Chase & Co.	83,783	25,077,090
Loews Corp.	151,956	15,735,044
LPL Financial Holdings, Inc.	32,843	8,991,428
Markel Group, Inc. (a)	8,651	15,706,669
Marsh & McLennan Cos., Inc.	39,771	6,362,167
Renaissance Holdings Ltd.	49,899	13,989,185
Travelers Cos., Inc.	39,328	11,479,450

Visa, Inc. - Class A	52,377	17,093,758
Wells Fargo & Co.	278,831	21,620,556
WEX, Inc. (a)	48,561	7,039,403
White Mountains Insurance Group Ltd.	6,105	12,605,726
		345,307,432

Health Care - 14.5%
AbbVie, Inc.	105,294	22,924,610
Amgen, Inc.	40,079	13,498,206
Cencora, Inc.	58,820	15,843,755
Cigna Group	49,571	13,750,995
Elevance Health, Inc.	17,179	6,754,611
GE HealthCare Technologies, Inc.	82,707	5,155,954
IQVIA Holdings, Inc. (a)	37,184	6,775,297
Johnson & Johnson	129,777	29,242,652
Labcorp Holdings, Inc.	24,887	6,472,113
McKesson Corp.	13,568	10,073,426
Medtronic PLC	226,095	16,688,072
Merck & Co., Inc.	78,741	9,348,132
Sanofi SA - ADR	411,988	17,991,516
UnitedHealth Group, Inc.	26,311	10,006,336
Zimmer Biomet Holdings, Inc.	69,657	5,734,861
		190,260,536

Industrials - 10.1%
Acuity, Inc. (b)	25,615	7,815,393
Allegion PLC	77,090	10,027,096
Allison Transmission Holdings, Inc.	97,277	11,043,858
AMETEK, Inc.	32,248	7,283,211
EnerSys	25,742	5,868,404
Equifax, Inc.	21,484	3,561,832
Expeditors International of Washington, Inc.	54,489	8,608,717
Huron Consulting Group, Inc. (a)	57,146	6,136,909
Landstar System, Inc.	39,483	8,169,033
Masco Corp.	63,978	4,494,454
Middleby Corp. (a)	42,257	6,550,257
Resideo Technologies, Inc. (a)	158,680	4,961,924
Robert Half, Inc. (b)	81,123	2,388,261
Science Applications International Corp.	74,789	7,793,014
Sensata Technologies Holding PLC	165,752	8,186,491
SS&C Technologies Holdings, Inc.	189,413	12,789,166
Uber Technologies, Inc. (a)	87,275	6,144,160
Westinghouse Air Brake Technologies Corp.	44,955	11,740,448
		133,562,628

Information Technology - 27.4% (c)
Adobe, Inc. (a)	14,720	3,815,571
Analog Devices, Inc.	51,341	21,247,473
Applied Materials, Inc.	32,754	14,741,265
Arrow Electronics, Inc. (a)	111,618	23,956,571
CDW Corp.	144,390	18,113,725
Check Point Software Technologies Ltd. (a)	50,582	6,831,099
Cisco Systems, Inc.	163,583	19,698,665
Cognizant Technology Solutions Corp. - Class A	126,659	7,061,873
Dell Technologies, Inc. - Class C	55,054	23,172,779
Flex Ltd. (a)	133,105	20,069,572
Gen Digital, Inc.	93,407	2,408,967
Intuit, Inc.	16,279	5,396,977
Jabil, Inc.	36,832	13,427,474

KLA Corp.	6,986		13,425,066
Lam Research Corp.	52,086		16,572,723
Marvell Technology, Inc.	64,444		13,211,020
Microchip Technology, Inc.	186,089		17,613,324
Micron Technology, Inc.	12,160		11,807,360
Microsoft Corp.	46,311		20,851,065
Nice Ltd. - ADR (a)(b)	54,642		5,063,128
NVIDIA Corp.	56,708		11,973,327
Oracle Corp.	90,911		20,525,886
QUALCOMM, Inc.	44,610		11,198,002
Roper Technologies, Inc.	17,521		5,703,611
Salesforce, Inc.	21,577		4,123,365
TD SYNNEX Corp.	57,755		15,090,226
Zebra Technologies Corp. - Class A (a)	55,750		13,582,372
			360,682,486

Materials - 1.2%
CRH PLC	149,506		16,264,758
TOTAL COMMON STOCKS (Cost $685,878,461)			1,282,287,640

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	24,680,571		24,680,571
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,680,571)			24,680,571

TOTAL INVESTMENTS - 99.2% (Cost $710,559,032)			1,306,968,211
Other Assets in Excess of Liabilities - 0.8%		0.00783	10,320,345
TOTAL NET ASSETS - 100.0%			$ 1,317,288,556

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt LLC – Limited Liability Company PLC – Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $24,626,372.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Boston Partners All-Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,282,287,640	$ –	$ –	$ 1,282,287,640
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	24,680,571
Total Investments	$ 1,282,287,640	$ –	$ –	$ 1,306,968,211

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.